Other reserves (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other reserves.
Total share based payments reserve	€ 38	€ 34	€ 41
Total cash flow hedge reserve	€ (21)	€ 266	€ 31